INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Summary of income tax expense (benefit)
A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

	2016	2015	2014
	(In millions)
Income tax (expense) benefit:
Current (expense) benefit	$(274)	$(19)	$(552)
Deferred (expense) benefit	442	42	(488)
Total	$168	$23	$(1,040)

Schedule of effective income tax rate reconciliation
The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the income before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

	2016	2015	2014
	(In millions)
Expected income tax (expense) benefit	$(135)	$(362)	$(1,478)
Noncontrolling interest	162	119	114
Separate Accounts investment activity	160	181	116
Non-taxable investment income (loss)	15	8	12
Tax audit interest	(22)	1	(6)
State income taxes	(8)	1	(4)
AB Federal and foreign taxes	(4)	—	2
Tax settlement	—	77	212
Other	—	(2)	(8)
Income tax (expense) benefit	$168	$23	$(1,040)

Schedule of net deferred income taxes
The components of the net deferred income taxes are as follows:

	December 31, 2016		December 31, 2015
	Assets	Liabilities	Assets	Liabilities
	(In millions)
Compensation and related benefits	$88	$—	$93	$—
Reserves and reinsurance	—	528	—	449
DAC	—	1,390	—	1,488
Unrealized investment gains or losses	—	23	—	134
Investments	—	1,062	—	1,475
Net operating losses and credits	394	—	424	—
Other	5	—	—	25
Total	$487	$3,003	$517	$3,571

Unrecognized tax benefits reconciliation
A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	2016	2015	2014
	(In millions)
Balance at January 1,	$418	$475	$592
Additions for tax positions of prior years	39	44	56
Reductions for tax positions of prior years	—	(101)	(181)
Additions for tax positions of current year	—	—	8
Balance at December 31,	$457	$418	$475